SHAREHOLDERS' EQUITY (Schedule of RSUs Granted) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) shares
Number of Units
Granted	20,000,000
RSU [Member]
Number of Units
Unvested at beginning of year	699,679
Granted	78,600
Vested	(12,312)
Forfeited	(69,443)
Unvested at end of the year	696,524
Aggregate intrinsic value
Unvested at beginning of year | $	$ 1,805
Unvested at end of the year | $	$ 1,790